Accounts Payable (Tables)	6 Months Ended
Dec. 31, 2024
Accounts Payable [Abstract]
Schedule of Accounts Payable Current and Non Current
	As of December 31, 2024	As of June 30, 2024
Long term account payable with BIOX (i)	2,201,070	7,600,000
Total Accounts payable – Non Current	$2,201,070	$7,600,000
	As of December 31, 2024	As of June 30, 2024
Accruals	1,489,478	1,351,057
Trade payables	1,027,591	873,534
Related parties (i)	547,446	568,835
Transaction expenses payable	69,095	621,260
Total Accounts payable – Current	$3,133,610	$3,414,686

(i)	The details of the related parties payables are included in Related Party (see note 23)